Pensions and Other Post Retirement Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset)
Balance at beginning of year	$ (73)
Balance at end of year	$ (564)	$ (73)
Minimum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	5.00%
Maximum
Pensions and Other Post Retirement Benefits
Defined contribution plans annual contribution (as a percent)	11.50%
Pension and Other Post Retirement Benefits | Canada
Changes in net defined benefit liability (asset)
Percentage of net surplus	98.00%	98.00%
Weighted average duration of defined benefit obligation	12 years 10 months 24 days	13 years 9 months 18 days
Pension Benefits
Changes in net defined benefit liability (asset)
Current service costs	$ 170	$ 183
Actuarial remeasurement: Experience loss (gain) arising on plan liabilities	49	17
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(61)	(10)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(282)	(57)
Actuarial remeasurement: Return on plan assets greater / (less) than discount rate	475	715
Pension Benefits | Obligations
Changes in net defined benefit liability (asset)
Balance at beginning of year	6,758	6,607
Current service costs	170	183
Plan participants' contributions	(22)	(77)
Benefits paid	352	382
Interest costs (income)	312	307
Foreign exchange	(4)	12
Settlements	(3)	(4)
Actuarial remeasurement: Experience loss (gain) arising on plan liabilities	49	17
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(61)	(10)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(282)	(57)
Balance at end of year	6,615	6,758
Pension Benefits | Plan assets
Changes in net defined benefit liability (asset)
Balance at beginning of year	(7,385)	(6,738)
Employer contributions	(109)	(90)
Plan participants' contributions	22	77
Benefits paid	(344)	(370)
Interest costs (income)	(341)	(308)
Foreign exchange	7	(11)
Settlements	2	3
Administrative costs	(7)	(7)
Actuarial remeasurement: Return on plan assets greater / (less) than discount rate	475	715
Balance at end of year	(7,758)	(7,385)
Net surplus / (unfunded) obligation at end of year	1,143	627
Other Post-Retirement Benefits
Changes in net defined benefit liability (asset)
Current service costs	46	13
Actuarial remeasurement: Experience loss (gain) arising on plan liabilities	7	(18)
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(18)	(4)
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(3)	11
Other Post-Retirement Benefits | Obligations
Changes in net defined benefit liability (asset)
Balance at beginning of year	554	559
Current service costs	46	13
Benefits paid	32	33
Interest costs (income)	26	25
Foreign exchange	(1)	1
Actuarial remeasurement: Experience loss (gain) arising on plan liabilities	7	(18)
Actuarial remeasurement: Actuarial gain arising from changes in demographic assumptions	(3)	11
Actuarial remeasurement: Actuarial gain arising from changes in financial assumptions	(18)	(4)
Balance at end of year	579	554
Other Post-Retirement Benefits | Plan assets
Changes in net defined benefit liability (asset)
Net surplus / (unfunded) obligation at end of year	$ (579)	$ (554)